Statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of cash flow statement [Abstract]
Cash and cash equivalents in the consolidated statements of cash flows
(a)	Cash and cash equivalents in the consolidated statements of cash flows as of December 31, 2016, 2017 and 2018 are as follows:

	2016		2017	2018
Cash and due from banks	~~W~~	19,196,875	22,682,652	—
Cash and due from banks at amortized cost		—	—	17,363,450
Adjustments:
Due from financial institutions with a maturity over three months from date of acquisition		(4,458,286)	(3,010,471)	(3,008,188)
Restricted due from banks		(9,106,053)	(13,435,531)	(6,175,506)

	~~W~~	5,632,536	6,236,650	8,179,756

Significant non-cash activities
(b)	Significant non-cash activities for the years ended December 31, 2016, 2017 and 2018 are as follows:

	2016		2017	2018
Debt-equity swap	~~W~~	32,229	32,530	28,759
Transfers from construction-in-progress to property and equipment		15,405	14,285	6,319
Transfers between property / equipment and investment property		10,898	91,782	28,199
Transfers between assets held for sale and property / equipment		411	5,336	80
Transfers between investment property and assets held for sale		2,200	6,306	—

Changes in assets and liabilities arising from financing activities

(c) Changes in assets and liabilities arising from financing activities for the years ended December 31, 2017 and 2018 are as follows:

	2017
	Assets		Liabilities
	Derivative assets		Derivative liabilities	Borrowings	Debentures	Total
Balance at January 1, 2017	~~W~~	153,343	10,842	25,294,241	44,326,785	69,785,211
Changes from cash flows		(48,499)	10,211	3,047,844	7,784,142	10,793,698
Changes from non-cash flows
Amortization of discount on borrowings and debentures		—	—	1,480	16,126	17,606
Changes in foreign currency exchange rate		—	—	(22,850)	(635,836)	(658,686)
Others		(100,878)	125,225	(734,105)	(150,396)	(860,154)

Balance at December 31, 2017	~~W~~	3,966	146,278	27,586,610	51,340,821	79,077,675

	2018
	Assets		Liabilities
	Derivative assets		Derivative liabilities	Borrowings	Debentures	Total
Balance at January 1, 2018	~~W~~	3,966	146,278	27,586,610	51,340,821	79,077,675
Changes from cash flows		(5,845)	(12,002)	1,772,203	11,798,466	13,552,822
Changes from non-cash flows
Amortization of discount on borrowings and debentures		—	—	181,050	335,935	516,985
Changes in foreign currency exchange rate		—	—	955,512	229,277	1,184,789
Others		9,356	(49,697)	(676,833)	(476,800)	(1,193,974)

Balance at December 31, 2018	~~W~~	7,477	84,579	29,818,542	63,227,699	93,138,297